Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
General and administration	$ 661,082	$ 956,284	$ 2,085,129	$ 1,915,478
Sales and marketing	173,254	51,770	436,865	147,989
Share-based payments	144,687	776,916	855,461	1,316,890
Loss before other items	(979,023)	(1,784,970)	(3,377,455)	(3,380,357)
Finance income on sublease	0	1,872	1,314	7,432
Foreign exchange gain (loss)	(24,607)	472	(56,252)	(28,105)
Gain on sublease	0	1,481	2,962	4,444
Gain on derivative liabilities	372,285	0	558,663	0
Gain on sale of property	0	3,500,000	0	3,500,000
Interest expense	(33,608)	(29,159)	(98,066)	(75,633)
Other income	10,013	0	10,810	0
Recovery of flow-through premium liability	0	464,532	0	610,845
Realized loss on marketable securities	0	0	(1,595)	0
Unrealized gain (loss) on marketable securities	0	0	1,850	(4,000)
Write-off of prepaid	0	0	(1,000)	0
Income (loss) and comprehensive income (loss) for the period	$ (654,940)	$ 2,154,228	$ (2,958,769)	$ 634,626
Basic income (loss) per common share (in CAD per share)	$ (0.14)	$ 0.55	$ (0.68)	$ 0.17
Diluted income (loss) per common share (in CAD per share)	$ (0.14)	$ 0.53	$ (0.68)	$ 0.16
Weighted average number of common shares outstanding - basic (in shares)	4,838,329	3,943,682	4,380,810	3,792,918
Weighted average number of common shares outstanding - diluted (in shares)	4,838,329	4,029,600	4,380,810	3,908,367
Share options 1 [member]
EXPENSES
Dilutive effect (in shares)	0	79,632	0	103,598
Dilutive warrants [member]
EXPENSES
Dilutive effect (in shares)	0	6,286	0	11,851